Principal activities and organization (Details 2) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 08, 2020 CNY (¥) shares	Jun. 18, 2020 CNY (¥)	May 31, 2014 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 08, 2020 $ / shares	Jun. 18, 2020 $ / shares shares	Dec. 31, 2017 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets				¥ 422,287,794,000		¥ 259,723,704,000			$ 64,718,436
Total liabilities				200,668,678,000		159,099,473,000			$ 30,753,818
Total net revenues				745,801,886,000	$ 114,299,140	576,888,484,000		¥ 462,019,759,000
Net income/(loss)				49,337,246,000	7,561,264	11,890,092,000		(2,800,550,000)
Net cash provided by/(used in) operating activities				42,544,317,000	6,520,202	24,781,220,000		20,881,422,000
Net cash used in investing activities				(57,810,588,000)	(8,859,860)	(25,349,357,000)		(26,078,992,000)
Net cash provided by financing activities				71,071,595,000	10,892,198	2,572,467,000		11,219,928,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash				50,722,944,000	7,773,632	2,410,221,000		7,703,521,000
Cash, cash equivalents, and restricted cash at beginning of the year				39,912,279,000	6,116,824	37,502,058,000		29,798,537,000
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale				90,635,223,000	$ 13,890,456	39,912,279,000	$ 6,116,824	37,502,058,000
Common stock value per share | $ / shares									$ 0.00002
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries				¥ 204,485,908,000		¥ 84,659,847,000		¥ 60,866,860,000	$ 31,338,839			¥ 52,388,703,000
Common Stock [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares				155,850,684	155,850,684	8,127,302	8,127,302	27,106,948
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries				¥ 404,000		¥ 381,000		¥ 380,000				¥ 377,000
Hong Kong Stock Exchange
VIEs and VIEs' subsidiaries
Proceeds from issuance of offering		¥ 31,300,000,000
Class A ordinary shares
VIEs and VIEs' subsidiaries
Ordinary shares, shares issued | shares				2,685,542,982		2,520,271,138			2,685,542,982		152,912,100
Class A ordinary shares | HKD
VIEs and VIEs' subsidiaries
Common stock value per share | $ / shares											$ 226
Class A ordinary shares | IPO [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares			166,120,400
JD Health International Inc | IPO [Member] | Common Stock [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares	439,185,000
Sale of stock issue price per share | $ / shares										$ 70.58
Sale of stock net consideration received on the transaction	¥ 25,700,000,000
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets				¥ 65,593,705,000		¥ 38,749,631,000
Total liabilities				59,297,604,000		43,734,593,000
Total net revenues				86,054,223,000		59,306,001,000		37,561,128,000
Net income/(loss)				(422,044,000)		(2,268,090,000)		(2,646,122,000)
Net cash provided by/(used in) operating activities				9,911,601,000		953,673,000		(1,144,849,000)
Net cash used in investing activities				(11,052,862,000)		(6,450,150,000)		(7,596,181,000)
Net cash provided by financing activities				2,659,287,000		5,542,926,000		8,902,074,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash				1,518,026,000		46,449,000		161,044,000
Cash, cash equivalents, and restricted cash at beginning of the year				926,653,000		880,204,000		719,160,000
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale				2,444,679,000		926,653,000		880,204,000
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs				3,140,310,000
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries				5,570,027,000		(4,984,962,000)
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated [Member]
VIEs and VIEs' subsidiaries
Total assets				65,593,705,000		38,749,631,000
Total liabilities				32,266,366,000		21,328,216,000
Total net revenues				¥ 36,976,185,000		¥ 26,845,232,000		¥ 17,779,765,000